Note Payable (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Aug. 31, 2021	Feb. 28, 2021	May 31, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Short-Term Debt [Line Items]
Proceeds from of common stock gross						$ 25,000
Jet Token, Inc. [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							9,178,000	36,945,357
Number of options, exercise price								$ 0.30
Share based compensation arrangement by share based payment award equity instruments options exercised weighted average contractual life							10 years	10 years
Jet Token, Inc. [Member] | Nonvoting Common Stock [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		4,813,333
Proceeds from of common stock gross					$ 9,420,827		$ 2,901,106	$ 1,969,085
Jet Token, Inc. [Member] | Subsequent Event [Member] | Nonvoting Common Stock [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	2,000,000
Share price	$ 0.75
Proceeds from of common stock gross	$ 1,500,000
Number of options, exercise price	$ 0.75
Share based compensation arrangement by share based payment award equity instruments options exercised weighted average contractual life	10 years
Jet Token, Inc. [Member] | StartEngine Primary, LLC [Member]
Short-Term Debt [Line Items]
Loan maximum borrowing capacity amount									$ 500,000
Loan amount drawn						452,000		452,000
Loan remaining borrowing capacity amount						$ 194,727		$ 194,727
Paycheck Protection Program Loan [Member] | Jet Token, Inc. [Member]
Short-Term Debt [Line Items]
Proceeds from loans			$ 86,360	$ 121,000
Interest rate			1.00%	1.00%